RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)		1 Months Ended		8 Months Ended	12 Months Ended
		Jul. 20, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to Related Parties				$ 7,000	$ 383,422	$ 7,000
Related Party Transaction, Other Revenues from Transactions with Related Party					$ (877,465)	$ (7,000)
Operating Expenses Reimbursement, Maximum Limit Reimbursements					Under the prospectus, total operating expenses of the Company are limited to the greater of 2% of average invested assets or 25% of net income for the four most recently completed fiscal quarters (2%/25% Limitation).
Due from Related Parties					$ 108,433
Stock Issued During Period, Shares, New Issues		2,437,718
Stock Issued During Period, Value, New Issues		$ 24,377,178		$ 200,000	24,377,178
Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Parties					1,000
Stock Issued During Period, Shares, New Issues						20,000
Stock Issued During Period, Value, New Issues						$ 200,000
Shares Issued, Price Per Share				$ 10.00		$ 10.00
Stock Repurchased During Period, Shares			20,000
Stock Repurchased During Period, Value			$ 200,000
Messrs. Wirta [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			6,667
Stock Issued During Period, Value, New Issues			$ 66,667
Shares Issued, Price Per Share			$ 10.00
Messrs. Hofer [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			6,667
Stock Issued During Period, Value, New Issues			$ 66,667
Shares Issued, Price Per Share			$ 10.00
Messrs. Makler [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			6,667
Stock Issued During Period, Value, New Issues			$ 66,667
Shares Issued, Price Per Share			$ 10.00
Reimbursable Organizational and Offering Expenses [Member]
Related Party Transaction [Line Items]
Due to Related Parties					79,645
Accrual organization and offering cost					657,670
Related Party Transaction, Expenses from Transactions with Related Party					$ 731,315
Reimbursable Organizational and Offering Expenses [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Gross Offering Proceeds Percentage					3.00%
Waiver Of Assets Management Fees [Member]
Related Party Transaction [Line Items]
Due to Related Parties	[1]			$ 0	$ 0	$ 0
Asset Management Fees Waive Percentage					0.025%
Related Party Transaction, Other Revenues from Transactions with Related Party	[1]				$ 27,501
Related Party Transaction, Expenses from Transactions with Related Party	[1]					0
Due from Related Parties	[1]				0
Expense reimbursement from Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Parties				$ 0	0	0
Related Party Transaction, Other Revenues from Transactions with Related Party					951,601
Related Party Transaction, Expenses from Transactions with Related Party						$ 0
Due from Related Parties					79,862
Rich Uncles REIT I [Member]
Related Party Transaction [Line Items]
Accrual organization and offering cost, Related Party					1,881,958
Repayments of Related Party Debt					95,730
Related Party Transaction, Expenses from Transactions with Related Party					$ 28,571

[1]	To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly Asset Management Fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the year December 31, 2016, the Advisor deferred and waived $27,501 of asset management fees, which will not subject to future recoupment by the Advisor.